VCC MORTGAGE SECURITIES, LLC ABS-15G

Exhibit 99.09

Alt Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
691742			Amortization Term	notePage	XXX	XXX	Audit Value Pulled From Note.
956153			Amortization Term	notePage	XXX	XXX	Audit Value Pulled From Note.